Principal Accounting Policies (Details Narrative) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Jun. 30, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	May 17, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 29, 2023	Apr. 04, 2022	Apr. 04, 2019
Property, Plant and Equipment [Line Items]
Net loss			$ 26,101	¥ 185,300,000	¥ 914,767,000	¥ 1,240,176,000
Net cash used in operating activities			9,253	65,700,000	443,797,000	279,122,000
Accumulated deficit			1,228,816		¥ 8,395,184,000					¥ 8,724,500,000
Working capital										458,900,000
Restricted cash and short term investment										¥ 91,700,000
Convertible debt | $			$ 171,100
Exchange rate					6.9646						7.0827
Convenience translation rate			7.0999							7.0999
Restriced cash			$ 2,403		¥ 7,600,000					¥ 17,100,000
Equity instruments fair value
Intangible assets, amortization period			10 years							10 years
Goodwill impairment				0	0	0
Change in goodwill				0	0
Impairment of long-lived assets to be disposed of				0	0	0
[custom:ApplicableTaxRateOnAdvertisingServicesRevenues]	1.50%	3.00%
Marketing and Advertising Expense				117,900,000	234,000,000.0	2,662,000,000.0
Costs related to users rewards granted				40,200,000	194,800,000	731,200,000
Rewards redeemed amount				89,600,000	250,900,000	673,800,000
Total estimated breakage amount					6,200,000	15,300,000				¥ 2,000,000.0
Registered users' loyalty payable					29,800,000					13,900,000
Accrued liabilities related to users' loyalty programs			$ 4,717		64,589,000					33,500,000
Interest and penalties associated with uncertain tax positions				0	0	0
Unrecognized uncertain tax positions					0	0				¥ 0
CHINA
Property, Plant and Equipment [Line Items]
Government grants received				100,000	4,500,000	7,200,000
Live Streaming And Online Games [Member]
Property, Plant and Equipment [Line Items]
Rewards consumed by purchasing virtual items				40,000.00	1,400,000	8,000,000.0
Selling and Marketing Expense [Member]
Property, Plant and Equipment [Line Items]
Accrued rewards reversed amount				¥ 48,400,000	¥ 63,900,000	¥ 81,400,000
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			5 years							5 years
Database Rights [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			3 years							3 years
Short-Term Investments [Member]
Property, Plant and Equipment [Line Items]
Allowance for credit losses										¥ 0
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Convertible debt								¥ 500,000	¥ 500,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of after tax net income to be allocated to general reserve under PRC law			10.00%	10.00%
Minimum [Member] | Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			3 years							3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			10 years							10 years
Percentage of after tax net income to be allocated to general reserve under PRC law			50.00%	50.00%
Maximum [Member] | Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, amortization period			10 years							10 years
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument Percentage												3.00%	3.00%
Alibaba Investment Limited [Member] | Convertible Loan Agreement [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Debt instrument total amount of principal and accumulated interest including incremental interest under supplemental agreement | $							$ 312,700
Alibaba Investment Limited [Member] | Minimum [Member] | Convertible Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument Percentage												3.00%
Alibaba Investment Limited [Member] | Maximum [Member] | Convertible Loan Agreement [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument Percentage												9.00%
Convertible Debt [Member] | Alibaba Investment Limited [Member]
Property, Plant and Equipment [Line Items]
Convertible debt										¥ 1,940,000,000